FINANCIAL DATA OF THE COMMINGLED TRUST - Schedule of Master Trust Net Assets Available for Benefit (Details) - EBP 020 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Net Assets Available for Benefits	$ 113,249	$ 104,672
Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	3,358,656	3,134,815
Investments at Contract Value:
Total Investments at Contract Value	411,008	475,251
Total Investments	3,769,664	3,610,066
Receivables:
Accrued Interest and Dividends	37	52
Total Receivables	37	52
Total Assets	3,769,701	3,610,118
Liabilities:
Pending Trades	0	(12)
Administrative Expenses Payable	(743)	(969)
Total Liabilities	(743)	(981)
Net Assets Available for Benefits	3,768,958	3,609,137
Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	724,829	709,312
Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	194,637	176,480
Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	286,910	270,329
Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	55,187	53,960
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	288,590	300,910
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	563,427	521,599
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	464,686	399,470
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	208,728	172,351
Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	68,107	47,348
Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	203,084	192,297
Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	7,528	14,124
Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	101,730	84,035
Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	93,550	94,802
Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	66,324	62,548
Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	31,339	35,250
Plan's Interest in Commingled Trust
Investments at Fair Value:
Total Investments at Fair Value	96,982	84,740
Investments at Contract Value:
Total Investments at Contract Value	11,203	14,402
Total Investments	108,185	99,142
Receivables:
Accrued Interest and Dividends	1	2
Total Receivables	1	2
Total Assets	108,186	99,144
Liabilities:
Pending Trades	0	0
Administrative Expenses Payable	(11)	(13)
Total Liabilities	(11)	(13)
Net Assets Available for Benefits	108,175	99,131
Plan's Interest in Commingled Trust | NT Collective S&P 500 Index Fund
Investments at Fair Value:
Total Investments at Fair Value	5,087	2,544
Plan's Interest in Commingled Trust | JP Morgan ACWI Ex US Fund
Investments at Fair Value:
Total Investments at Fair Value	1,284	564
Plan's Interest in Commingled Trust | NT Collective Russell 1000 Growth Index Fund
Investments at Fair Value:
Total Investments at Fair Value	5,577	3,156
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement Income Fund
Investments at Fair Value:
Total Investments at Fair Value	641	1,307
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2025 Fund
Investments at Fair Value:
Total Investments at Fair Value	8,143	12,064
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2035 Fund
Investments at Fair Value:
Total Investments at Fair Value	32,431	31,453
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2045 Fund
Investments at Fair Value:
Total Investments at Fair Value	19,355	15,979
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2055 Fund
Investments at Fair Value:
Total Investments at Fair Value	13,318	10,309
Plan's Interest in Commingled Trust | Vanguard Fiduciary Trust Target Retirement 2065 Fund
Investments at Fair Value:
Total Investments at Fair Value	5,160	3,781
Plan's Interest in Commingled Trust | Capital Group Employee Benefit Investment Trust
Investments at Fair Value:
Total Investments at Fair Value	2,486	578
Plan's Interest in Commingled Trust | Short-Term Investments
Investments at Fair Value:
Total Investments at Fair Value	207	432
Plan's Interest in Commingled Trust | JP Morgan Large Cap Value Fund
Investments at Fair Value:
Total Investments at Fair Value	873	438
Plan's Interest in Commingled Trust | Blackrock Funds Advantage Small Cap Core Fund
Investments at Fair Value:
Total Investments at Fair Value	243	138
Plan's Interest in Commingled Trust | Charles Schwab Self Directed Account - Mutual Funds
Investments at Fair Value:
Total Investments at Fair Value	592	547
Plan's Interest in Commingled Trust | Common Stock of The Goodyear Tire & Rubber Company
Investments at Fair Value:
Total Investments at Fair Value	$ 1,585	$ 1,450